Loss per share (Details Narrative) - £ / shares			12 Months Ended
	Jun. 14, 2023	Mar. 14, 2023	Dec. 31, 2023
Loss Per Share
Description of stock split			Ordinary Shares was changed from £0.001 per share to £0.02 per share. The denominator has been calculated to reflect the share consolidation
Ordinary Shares, issued price	£ 0.02	£ 0.001